DEBT - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		4 Months Ended
	Nov. 22, 2019	Jan. 31, 2022	Apr. 30, 2020	Apr. 30, 2020	Jun. 09, 2021	Mar. 31, 2021
Debt
Common share purchase warrants per unit					1
Number common shares to purchase of warrants					13,750
Term of warrants					48 months
First tranche | Finder
Debt
Term of debt	3 years
Fourth tranche
Debt
Term of debt				4 years
April Cd Unit
Debt
Maximum gross proceeds			$ 500	$ 500
Option to increase the offering			500	$ 500
Proceeds used for working capital			830
Retirement of part of obligation			$ 800
Common share purchase warrants per unit			100	100
Offering price, per unit			$ 67.00
Term of warrants			3 years	3 years
Conversion price (in dollars per share)			$ 3.35	$ 3.35
Term of debt			4 years
Interest rate			9.00%	9.00%
Warrants to purchase			$ 23	$ 23
Price Per Unit			$ 1
Number of warrants issued			345
April Cd Unit | Finder
Debt
Proceeds used for working capital			$ 830
Conversion feature			279
Warrants to purchase			187	187
Fair value of the debt			$ 364	$ 364
Paycheck Protection Program loan
Debt
Interest rate						1.00%
Debt forgiveness		$ 1,700